Seward & Kissel LLP
                                901 K Street, NW
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                       February 4, 2015

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


          Re:  AB Municipal Income Fund, Inc.
                  (File Nos. 033-07812 and 811-04791)

                AB Municipal Income Fund II
                  (File Nos. 033-60560 and 811-07618)

               AB Bond Fund, Inc.
                  o  AB Tax-Aware Fixed Income Portfolio
                  (File Nos. 2-48227 and 811-02383)
               ------------------------------------------



Dear Sir or Madam:

            On behalf of the above-referenced AB Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information of the Funds that would have been filed under Rule 497(c) do not differ from those which were included in the most recent post-effective amendment to each Fund's registration statement that was filed electronically with the Securities and Exchange Commission on January 30, 2015.

            Please call me at the above-referenced number if you have any questions regarding the attached.

                                                        Very truly yours,


                                                        /s/ Joseph J. Nardello
                                                        ----------------------
                                                            Joseph J. Nardello